PRINCIPAL ACCOUNTING POLICIES - Option activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Outstanding, beginning	84,592,976	77,474,702	66,081,119
Granted	11,406,176	12,332,490	17,311,708
Exercised	(14,954,835)	(4,590,690)	(4,493,648)
Forfeited	(917,259)	(623,526)	(1,424,477)
Outstanding, ending	80,127,058	84,592,976	77,474,702	66,081,119
Vested and expect to vest, ending	77,403,958
Exercisable, ending	46,088,307
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 22.38	$ 22.26	$ 23.02
Granted (in dollars per share)	15.31	18.82	14.15
Exercised (in dollars per share)	16.08	12.18	5.7
Forfeited (in dollars per share)	16.6	12.57	10.8
Outstanding, ending (in dollars per share)	22.62	$ 22.38	$ 22.26	$ 23.02
Vested and expect to vest, ending (in dollars per share)	22.78
Exercisable, ending (in dollars per share)	$ 26.14
Weighted Average Remaining Contractual Life (Years)
Outstanding	4 years 2 months 23 days	4 years 8 months 12 days	5 years 3 days	5 years 5 months 1 day
Vested and expect to vest at the end of the period	4 years 2 months 1 day
Exercisable at the end of the period	3 years 21 days
Aggregate Intrinsic Value
Outstanding	$ 3,689	$ 1,195	$ 995	$ 398
Vested and expect to vest	3,551
Exercisable	$ 1,960
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Total intrinsic value of options exercised	$ 518	$ 114	$ 90